OTHER LIABILITIES - NON CURRENT AND CURRENT OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 252,624	$ 273,792
Total expense	28,213	27,758	$ 29,390
Net defined benefit liability (asset) - ending balance	275,950	252,624	$ 273,792
Unfunded Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	252,624
Net defined benefit liability (asset) - ending balance	275,950	252,624
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Transfers, new participants and funding of the plan	840	(231)
Total expense	28,213	27,758
Remeasurements	(15,068)	(14,735)
Effect of changes in demographic assumptions	(4,950)	(2,600)
Effect of changes in financial assumptions	14,110	(1,360)
Effect of experience adjustments	5,908	18,695
Translation differences	10,527	(41,783)
Contributions paid	$ (31,322)	$ (21,647)